SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of research and development expenses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
Payroll and related expenses	$ 1,026	$ 763	$ 2,083	$ 1,687
Clinical and preclinical trials expenses	1,590	1,850	1,992	3,660
Professional consulting and subcontracted work	797	1,656	1,819	4,722
Supplier-led manufacturing development	0	0	0	2,749
Other	306	377	611	671
Total Research and development expenses	$ 3,719	$ 4,646	$ 6,505	$ 13,489